FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14:-        FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, its interest rate swap derivative liability and its embedded derivative liability related to its facilities in Israel, at fair value using the market approach valuation technique. Foreign currency derivative contracts, fair value of the interest rate swap derivative liability and fair value of the embedded derivative liability are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments. Cash fee liability is classified within Level 3 as it is measured using valuation techniques with significant inputs which are unobservable in the market.

Financial assets and liabilities measured at fair value under applicable accounting guidance as of December 31, 2012 and 2011 were presented on the Company's consolidated balance sheet as follows:

	December 31, 2012
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$1,292	$-	$1,292	$-

Total assets	$1,292	$-	$1,292	$-

Liabilities:

Interest Rate Swap	$(105)	$-	$(105)	$-
Foreign currency derivative instruments	(159)	-	(159)	-
Cash fee (*)	(282)	-	-	(282)
Lease embedded derivative	(1,566)	-	(1,566)	-

Total liabilities	$(2,112)	$-	$(1,830)	$(282)

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$335	$-	$335	$-

Total assets	$335	$-	$335	$-

Liabilities:

Interest Rate Swap	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Cash fee (*)	(501)	-	-	(501)
Lease embedded derivative	(1,283)	-	(1,283)	-

Total liabilities	$(2,844)	$-	$(2,343)	$(501)

(*) The company evaluated the Cash fee fair value, using the Monte carlo simulation model, performed by an independent third party valuation firm.

The following table summarizes the Cash fee activity where fair value measurements is estimated utilizing Level 3 inputs:

	Year ended December 31,
	2012	2011

Carrying value as of January, 1	$(501)	$(574)
Change to fair value included in finance expense	219	73

Carrying value as of December, 31	$(282)	$(501)